INTANGIBLE ASSETS - CUSTOMER BASE (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 71,942	$ 104,886	$ 106,642